Note 8 - Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Accrued payroll	$ 0	$ 406
Other current liabilities	158	20
Total other payables and accrued liabilities	$ 158	$ 426